DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 1,017,932	$ 1,424,931
Operating expenses	(3,097,661)	(3,006,216)
Benefit from (provision for) income taxes	0	632,514
Income (loss) from discontinued operations	$ (2,079,729)	$ (948,771)